THE LAW OFFICE OF
RONALD N. VANCE, P.C.
Attorney at Law
AMERICAN PLAZA II
57 WEST 200 SOUTH
SUITE 310
SALT LAKE CITY, UTAH 84101

ALSO ADMITTED IN CALIFORNIA (inactive)	TELEPHONE (801) 359-9300
FAX (801) 359-9310
EMAIL: rnvance@qwest.net
May 22, 2006
Barbara C. Jacobs, Assistant Director
Division of Corporation Finance
Mail Stop 4561
100 F Street, NE
Washington, DC 20549

Re:	White Mountain Titanium Corporation
Amendment No. 3 to the Registration Statement on Form SB-2
Filed May 22, 2006
File No. 333-129347
Dear Ms. Jacobs:
          Attached for filing is the third amendment to the registration statement on Form SB-2 of White Mountain Titanium Corporation (the “Company”). Marked paper copies of this amended filing are being forwarded to your staff for their review.
SEC Staff Comments
          In response to the comments in your letter dated February 10, 2006, I have been authorized to provide the following responses and information, with each numbered item below corresponding to the numbered items in your letter:
FORM SB-2/A
General
1.	Please refer to our previous comment 2 in our letter dated November 25, 2005. We note your response to our prior comment. Further comments, if any, on this matter will follow under separate cover.
Market For Our Common Stock
Determination of Offering Price, page 8
2.	Please refer to our previous comment 19 in our letter dated November 25, 2005. We note your revised disclosure that the offering price is based on the conversion price of the Series A Preferred Stock and “the historical trading prices of the common stock

Barbara C. Jacobs, Assistant Director
May 22, 2006

on the Pink Sheets.” Please revise to clarify for investors that the Pink Sheets reflect only bid and ask prices, not actual “trading prices.”
Response: The reference in this section to “historical trading prices” has been revised to reference “historical bid and ask prices.”
Management’s Plan of Operation, page 9
3.	Please refer to our previous comment 20 in our letter dated November 25, 2005. We note your response to our previous comment. However, since no revisions were made to your disclosure in this section, we reissue our prior comment. Revise this section to provide all the disclosure required by Item 303(a) of Regulation S-B. Specifically, please describe in detail your plan of operation for the next 12 months, as outlined in your response letter. Revise to discuss the various “stages” of your business plan and any expected trends in your expenditures over the next 12 months.
Response: Language has been added to this section which outlines the Company’s plan of operation for the next twelve months, including the various stages of these plans and any expected trends in these expenditures.
4.	Please refer to our previous comment 21 in our letter dated November 25, 2005. We note your response to prior comment 21. However, as noted in the comment above, we reissue prior comment 21 since no revisions were made to your disclosure in this section. Revise your disclosure in this section to discuss how long you can satisfy your cash requirements and whether you will have to raise additional funds in the next 12 months. In your response you indicate that you believe you are able to fund operation for the next 12 months using your current capital resources. Revise to quantify the amount of capital you currently have as well as the current rate at which you are using capital in operations. Revise to state, if true, that your current capital resources plus additional capital contractually committed to you is sufficient to fund your planned operations for a period of no less than twelve months from the date of the prospectus. Revise specifically to quantify and address the costs associated with becoming a publicly reporting company and with your commitments under various consulting agreements. Finally, your response briefly outlines the parameters of the definitive feasibility study on the Cerro Blanco property, the current status of that study, anticipated expenditures for completing the study, and an estimate of when the study will be completed. Revise your disclosure to describe these plans and expected expenditures n detail. State, if true, that you currently have sufficient capital to complete this feasibility study. In the alternative, disclose the minimum amount of additional capital you will need to obtain to fund this study.
Response: Language has been added to this section to indicate that the Company believes it will be able to fund its operations for the next twelve months from current capital resources. Language has also been added to state the current amount of capital and the present burn rate of the funds. While the current funds will satisfy our planned operations for the next twelve

Barbara C. Jacobs, Assistant Director
May 22, 2006

months, additional funding will be required to complete the feasibility study, and language has been added discuss this issue. Language has been added in this section to quantify the costs associated with being a public company and our commitments under existing consulting agreements. Finally, language has been added to address the issues raised in the comment in regard to the feasibility study. Management does not believe it has sufficient funds to complete the feasibility study and has indicated in this section the required additional amount estimated to complete the study.
Management
Certain Relationships and Related Transactions, p. 19
5.	Please refer to our previous comment 29 in our letter dated November 25, 2005. We note from your response that you believe that the September 7, 2005 transaction with Phelps Dodge should not be included in and was removed from this section. However, it appears that the description of the July 11, 2005 transaction with Rubicon was the disclosure that was removed from this section. Please advise.
Response: The description of the July 11, 2005, transaction with Rubicon was inadvertently removed from this section rather than removing the description of the transaction with Phelps Dodge, as was intended. The information about the transaction with Rubicon has been reinstated in this section and the description of the transaction with Phelps Dodge has also been retained.
Selling Stockholders, page 25
6.	Please refer to our previous comment 32 in our letter dated November 25, 2005. We note your response that the persons named in footnote (2) may be deemed to share in the voting and dispositive powers with respect to the shares being offered for the account of Rubicon Master Fund. Revise your disclosure to state, if true, that the natural persons named in footnote (2) actually share voting and/or dispositive powers with respect to the shares to be offered for resale by Rubicon Master Fund. If such powers are shared with Rubicon Fund Management Ltd. and Rubicon Fund Management LLP, then revise to name the natural persons exercising such powers on behalf of those entities.
Response: From information furnished by counsel for Rubicon, footnote (2) has been revised to respond to this comment.
Financial Statements
Restatement disclosures
7.	Tell us how you considered the need for disclosure required by paragraph 37 of APB 20, In addition, with regard to the restatement of the fiscal year 2003 financial statements, we would expect to have seen an explanatory paragraph in the report of

Barbara C. Jacobs, Assistant Director
May 22, 2006

the independent registered public accounting firm in accordance with Statement on Auditing Standards, AU Section 420.12. Please advise.
Response: With respect to the 2003 financial statement change, please be advised that the change was not a restatement of a prior period error. In essence, the financial statements did not change at all. In the original presentation the Company mistakenly included a continuity of retained earnings at the bottom of the statement of operations; the amount of $365,607 was not included as part of the Company’s net loss but as part of this continuity of retained earnings. Net loss for the year was $830,981. This net loss along with the $365,607 was carried to the statement of stockholders equity. All that was changed in the response to your first letter was simply to remove the retained earnings continuity from the bottom of the statement of operations.
8.	With regard to your recognition of a $1.1 million beneficial conversion feature in 2005, tell us why should you have not revised the statement of operation s to reflect a deemed dividend to preferred shareholders. Refer to paragraph 8 of EITF 98-5.
Response: The statement of operations has been revised to reflect, for the year ended December 31, 2005, the deemed dividend in the following format:

Net loss for period	$(2,312,954)	$(2,173,509)	$(830,981)
Preferred stock Dividends	(1,537,500)	—	—

Net loss available for distribution	$(3,850,454)	$(2,173,509)	$(830,981)

Note 13—Differences Between United States and Canadian Generally Accepted Accounting Principles (Canadian GAAP and US GAAP), page 23
9.	The reconciliation is not permitted in Form SB-2 and must be removed. Be advised that this reconciliation from US GAAP to Canadian GAAP is not permitted in any Exchange Act filing as well.
Prior Comment 35
Response: The reconciliation has been deleted.
10.	You state that the preferred stockholders are further entitled to the same dividends and distributions as the common stockholders. This right to share in the earnings appears to qualify these shares of preferred stock as participating securities. Tell us how you considered EITF 03-6 in determining earnings per share and disclose this policy. Please note Issue EITF 03-6 regarding instances when a net loss is presented.
Response: Note 10 has been amended as shown in the following table to segregate undistributed loss and the profit and loss statement amended to show amended earnings per share.

Barbara C. Jacobs, Assistant Director
May 22, 2006

	Years Ended December 31,
	2005	2004	2003
Net loss for period	$(2,312,954)	$(2,173,509)	$(830,981)
Preferred stock Dividends	(1,537,500)	—	—

Net loss available for distribution	$(3,850,454)	$(2,173,509)	$(830,981)

Allocation of undistributed loss
Preferred shares (35.21%)	(1,355,745)	—	—
Common shares (64.79%)	(2,494,709)	(2,173,509)	(830,981)

	$(3,850,454)	$(2,173,509)	$(830,981)

Basic Earnings (loss) per share amounts
Distributed amounts
Preferred Stock	0.18	—	—
Common Stock	—	—	—
Undistributed amounts
Earnings (loss) per preferred share	(0.34)	—	—
Earnings (loss) per common share	(0.16)	(0.15)	(0.22)

Weighted average number of shares

		December 31,
	2005	2004	2003

Share allocation for Distributed amounts
Preferred Stock	8,593,750	—	—
Common Stock	15,829,133	15,288,133	12,801,000

Weighted average number of shares for undistributed amounts
Preferred Stock	4,034,675	—	—
Common Stock	15,624,675	14,109,475	3,851,512

Prior comments 36 and 37
11.	Refer to you response to prior comments 36 and 37. Although the warrants are convertible into unrestricted common stock, it is not clear from the analysis provided in your response what consideration you have given to your obligations to file registration statements to register the underlying shares, That is, it appears that you may incur significant liquidated damages following the occurrence of a number of events that are beyond your control. Please tell us the maximum amount of damages that would be paid if the terms of the agreement are not met and whether you have incurred any such damages, and the amount incurred, to date. Describe how you have considered whether the liquidated damage provisions cause the issuance of unregistered shares to represent an uneconomic settlement alternative analogous to that described in paragraph 16 of EITF 00-19. In this regard, if the damages are greater that the fair value differential (between registered and unregistered shares) then it is in substance a penalty. If so, the warrant would not satisfy the conditions

Barbara C. Jacobs, Assistant Director
May 22, 2006

outlined in paragraphs 14 to 18 of EIT 00-19 and, therefore, would be classified as a liability. Your response should describe your analyses for the warrants.
Response: On April 5, 2006 we reached an agreement with the preferred shareholders to settle all damages related to breaching the milestones in the financing agreement. The settlement agreed calls for a total penalty of $330,000 payable in shares at a price of $0.75 per share which reflects the market value of the shares at the time of settlement resulting in an issuance of 440,000 registered shares of the Company. As a result, as at December 31, 2005, a charge to operations was made in the amount of $330,000, the credit of which was recorded as an increase to additional paid in capital due to the fact that this amount will be paid in shares.
12.	To the extent material, revise MD&A to describe the impact of liquidated damages incurred, or that may be incurred, on your results of operations.
Response: We have amended the agreement with Rubicon and Phelps Dodge to extend the date which triggers the liquidated damages provision. Language has been added to the MD&A section to disclose the nature of the damages provision and the terms of the amendment to the agreement.
Prior Comment 41
13.	We note your disclosure on page 9 that no liability has been recorded because “no environmental disturbances have occurred.” Revise to disclose the activities you described in your response to comment 41 and to state, if true, that no reasonable estimate is possible at this time.
Response: The changes as suggested have been made.
PART II
Recent Sales of Unregistered Securities, page II-1
14.	Please refer to our previous comment 44 in our letter dated November 25, 2005. We note your revised disclosure that the shares issued pursuant to the Agreement and Plan of Merger between you and GreatWall Minerals were to 44 accredited and seven unaccredited shareholders of GreatWall. As previously requested, revise to state whether these seven unaccredited investors were sophisticated persons as required by Rule 506(b)(2)(ii) of Regulation D. Please also revise to describe the facts supporting the Regulation S exemption you claim for the unregistered offering of 108,000 shares of common stock conducted from January to March 2005. Clarify the type of consulting services provided by Trio International and Crosby Enterprises and whether these services are on-going.
Response: This section has been revised to confirm that the seven non-accredited shareholders of GreatWall were sophisticated persons. Language has also been added to support the sale of

Barbara C. Jacobs, Assistant Director
May 22, 2006

shares pursuant to Regulation S conducted from January to March 2005. Finally, language has been added to specify the on-going services provided by Trio International and Crosby Enterprises.
Undertakings, page II-6
15.	Rule 415 and the associated undertaking of Item 512(a) of Regulation S-B were recently amended. Revise to include all undertakings required by Item 512(a) of Regulation S-B, as currently in effect.
Response: The undertaking required pursuant to Item 512(a)(4) has been included in this section.
Office of Engineers Comments
     In addition, in response to the comments of the Office of Engineers in your letter dated March 7, 2006, I have been authorized to provide the following responses and information, with each numbered item below corresponding to the numbered items in your letter:
FORM SB-2/A
General
1.	Insert a small-scale map showing the location and access to the property. Note that EDGAR now accepts digital maps, so please include these maps in any future amendments that are uploaded to EDGAR. It is relatively easy to include automatic links at the appropriate locations within the document to GIF or JPEG files, which will allow the figures and/or diagrams to appear in the right location when the document is viewed on the Internet. For more information, please consult the EDGAR filer manual, and if additional assistance is required, please call Filer Support at 202-551-8900. Otherwise, provide the map to us for review.
Response: A map showing the location and access to the property has been linked to the prospectus.
2.	The company website refers to or uses the terms “resources,” “geologic resources,” “measured,” “indicated,” and “inferred.” Only those measures of reserves as set froth in Industry Guide 7 and Section 4-10(a) of Regulations S-X are permitted in filings with the SEC. If the company continues to make public references on the website to reserve measures other than that recognized by or allowed by the SEC, accompany such disclosure with the following cautionary language:
Cautionary Note to U.S. Investors—The United States Securities and Exchange Commission permits mining companies, in their filings with the SEC, to disclose only those mineral deposits that a company can

Barbara C. Jacobs, Assistant Director
May 22, 2006

economically and legally extract or produce. We use certain terms on this web site, such as “reserves,” “resources,” “geologic resources,” “proven,” “probable,” “measured,” “indicated,” and “inferred,” that the SEC guidelines strictly prohibit us from including in our filing with the SEC. U.S. investors are urged to consider closely the disclosure in our Form      , File No. . You can review and obtain copies of these filings from the SEC’s website at http://www.sec.gov/edgar.shtml.
Response: The Company’s website has been revised to include the recommended cautionary language.
Competition, page 14
3.	In this section, you discuss competition, but never address your potential competitive advantages comparing location, market segment or product quality. Other requirements that need to be addressed include:
•	Product or concentrate specifications;

•	Potential customers of titanium concentrates;

•	Sales quantities required by your customers;

•	Ocean shipping rates and transit times; and

•	Ten-year annual history of titanium concentrate prices.
Address these items and your disclosure will be more meaningful to potential investors by targeting a specific quantified revenue source within an identified market.
Response: The Company does not currently have any potential customers for its products. Although management believes the location of the mining claims will be an economic advantage for the Company if and when reserves are established, and language has been added to discuss this advantage, they are unable to predict the nature of how this will impact costs of production in comparison to other producers.
4.	Industry mineral producers must establish reasonable prospects for economic extraction and recognize that the product unit costs are primarily affected by location and/or other transportation factors. However because the specifications and prices for these industrial materials are flexible and established by negotiation rather than market forces, any economic evaluation requires considerable additional market research to demonstrate the revenue potential. Specific salable products must be identified, supplemented by research performed on published prices and product specifications to establish marketability. Alternatively, without these marketability measurements, only a firm delivery contract, letter of intent or established sales history, with receipts, is acceptable to demonstrate reserves.

Barbara C. Jacobs, Assistant Director
May 22, 2006

Response: Management of the Company has confirmed that the Company will not include any reserve amounts in the registration statement unless and until it meets the criteria set forth in the above comment.
Geology and Mineralization, Page 17
5.	As a U.S. incorporated company your criteria for reporting reserves in SEC filings is determined by Industry Guide 7, not Canadian National Instrument 43-101. Only “proven,” “probable” or the sum of these reserve classifications may be disclosed in SEC filings, as set forth in Industry Guide 7 and Section 4-10(a) of Regulations S-X. All other descriptions of reserves, resources, etc. are not allowed. Industry Guide 7 may be found on the SEC website at the following address: www.sec.gov/divisions/corpfin/forms/industry.html#secguide7.
Response: The references to measured and indicated resources have been removed from this section.
6.	For your information, before you can designate any “reserves” that you can disclose in SEC filings, you must demonstrate that you can penetrate the market, establish a commercially viable operation, and sell a sufficient quantity of material that you can make a profit after all expenses, including a return of capital. Generally, reserves should be based on the following:
•	A “final” or “bankable” feasibility study.

•	A historic three-year average price is to be used to estimate reserves and the cash flow analysis to designate the same reserves.

•	To meet the “legal” part of the reserve definition, the primary environmental analysis or document should have been submitted to governmental authorities.
This requires industrial mineral companies to develop a final feasibility study that includes estimated quantities of material based on drilling, sampling and geologic understanding, current costs and market prices, a cash flow analysis, and a sales contract, binding letter of intent or other proof that you have successfully marketing your material.
Response: As set forth Management’s Plan of Operations section, the Company is working toward a final or bankable feasibility study on the property. Also as discussed in Management’s Plan of Operation, when testing of the property is completed, the Company will seek a sales contract or binding letter of intent for the material.
Current Management, page 19
7.	We note certain of your directors, officers, promoters and other members of management serve as directors, officers, promoters and members of management of other junior mining companies. Please advise us as to the following:

Barbara C. Jacobs, Assistant Director
May 22, 2006

•	The full extent of the relationship of the Company, and its directors, executive officers and other members of management, with these other entities, including the percentage of ownership held by each in the other entity.

•	Whether these other entities are engage in the same line of business, in the same geographical areas as the Company.

•	The measure(s) that you have instituted to prevent officer and director conflicts of interest other than self-policing, such as whether independent directors or shareholders are required to approve any related party transactions or you have executed non-competition agreements with these officers/directors.

•	The transactions you have consummated with these entities, including the material terms thereof.

•	State whether the terms of any transactions with these entities are fair to the Company and its disinterested shareholders.
Revise your disclosure in each appropriate section to discuss each of the above matters in appropriate detail. Also, please add a risk factor regarding the potential conflicts of interest of the officers and directors that details the information you describe and the material risks associated with such situation.
Response: Each of the Company’s officers and directors who are currently affiliated with junior mining companies has represented that there is no relationship between the Company and the other junior mining companies, that none of these other junior mining companies is currently engaged in exploring for or mining industrial minerals which would compete with the Company’s proposed titanium operations, and that none of these junior mining companies has had any transactions with the Company. Other than self-policing, there are conflict of interest disclosure requirements in the service contracts by which current officers, legal, administrative and investor relations consultants are retained by the Company. Because there are no existing conflicts of interest with these junior mining companies, and no anticipated future conflicts, management does not believe additional disclosure is required in this section or in the Risk Factors section.
Additional Information
     On February 7, 2006, the board of directors approved new compensation agreements with Trio International, an entity of which Brian Flower, the Company’s CFO, is a principal; Crosby Enterprises, an entity controlled by Howard M. Crosby, one of our directors; Lopez & Ashton, an entity composed of Cesar Lopez and Stephanie Ashton, two of our directors; and Michael P. Kurtanjek, a director and our President. Each of these agreements has been added as an exhibit to this amendment. In addition, language has been added in the Management section under “Certain Relationships and Related Transactions” and in the Executive Compensation section

Barbara C. Jacobs, Assistant Director
May 22, 2006

under “Employment and Consulting Agreements and Arrangements” to describe the new arrangements pursuant to these agreements.
     In addition, this filing includes the audited financial statements of the Company for the year ended December 31, 2005, and the unaudited interim financial statements for the first quarter ended March 31, 2006. All of the financial and accounting information contained in this filing has been revised to reflect the updated financial statements.
     The conversion ratio of the outstanding preferred stock was incorrectly stated in the original filings and has been corrected in this filing.
     On May 5, 2006, the Company entered into an amendment to the Stock Purchase Agreement with Rubicon Master Fund and Phelps Dodge in which it settled a liquidated damages provision for not meeting an effective date of this registration statement by January 31, 2006. The Company issued 400,000 shares to Rubicon and 40,000 shares to Phelps Dodge. This transaction is disclosed in the registration statement and the shares are included for registration.
     Please feel free to contact me if you have any questions in regard to this filing.

Sincerely,

/s/ Ronald N. Vance
Ronald N. Vance

cc:	Brian Flower, CFO Michael P. Kurtanjek, President Michael Adelstein, Esq. Sarah A. Strunk, Esq.